Cover - shares	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Apr. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--04-30
Entity File Number	001-42952
Entity Registrant Name	Phaos Technology Holdings (Cayman) Limited
Entity Central Index Key	0002024258
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55 Ayer Rajah Crescent
Entity Address, Address Line Two	#5-05
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	139949
Title of 12(b) Security	Class A Ordinary shares, par value $0.0001 per Class A Ordinary Share
Trading Symbol	POAS
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6783	6651
Auditor Name	Assentsure PAC	Kreit & Chiu CPA LLP
Auditor Location	Singapore	Los Angeles, California
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Phaos Technology Holdings (Cayman) Ltd. (the “Company”) as of April 30, 2026, the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for the year ended April 30, 2026, and the related notes (collectively referred to as the “Financial Statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of April 30, 2026, and the consolidated results of its operations and its cash flows for the year ended April 30, 2026, in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	16,446,750
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	15,125,251
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	55 Ayer Rajah Crescent
Entity Address, Address Line Two	#05-05
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	139949
City Area Code	+65
Local Phone Number	6250 3877
Contact Personnel Name	Gan Hong Loon
Contact Personnel Email Address	hongloon@phaostech.com